QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
QUARTERLY FINANCIAL INFORMATION (Unaudited)
Net sales	$ 1,604.8	$ 1,559.6	$ 1,615.8	$ 1,550.1	$ 1,583.9	$ 1,504.9	$ 1,552.3	$ 1,498.9	$ 6,330.3	$ 6,140.0	$ 5,863.5
Gross profit	415.1	400.7	428.2	407.2	416.3	402.2	417.5	401.7	1,651.2	1,637.7	1,528.2
Income from continuing operations	70.1	65.0	44.4	71.6	44.7	62.0	70.8	66.8	251.1	244.3	157.6
(Loss) income from discontinued operations, net of tax	0.8	(0.7)	(1.9)	(0.4)	(2.0)	(15.5)	(2.0)	(9.0)
Net income	$ 70.9	$ 64.3	$ 42.5	$ 71.2	$ 42.7	$ 46.5	$ 68.8	$ 57.8	$ 248.9	$ 215.8	$ 215.4
Net income (loss) per common share:
Continuing operations (in dollars per share)	$ 0.77	$ 0.70	$ 0.47	$ 0.74	$ 0.46	$ 0.63	$ 0.71	$ 0.67	$ 2.68	$ 2.48	$ 1.54
Discontinued operations (in dollars per share)	$ 0.01	$ (0.01)	$ (0.02)		$ (0.02)	$ (0.16)	$ (0.02)	$ (0.09)	$ (0.03)	$ (0.29)	$ 0.56
Net income per common share (in dollars per share)	$ 0.78	$ 0.69	$ 0.45	$ 0.74	$ 0.44	$ 0.47	$ 0.69	$ 0.58	$ 2.65	$ 2.19	$ 2.10
Net income (loss) per common share, assuming dilution:
Continuing operations (in dollars per share)	$ 0.75	$ 0.68	$ 0.46	$ 0.73	$ 0.45	$ 0.62	$ 0.70	$ 0.66	$ 2.62	$ 2.44	$ 1.52
Discontinued operations (in dollars per share)	$ 0.01		$ (0.02)		$ (0.02)	$ (0.15)	$ (0.02)	$ (0.09)	$ (0.02)	$ (0.28)	$ 0.56
Net income per common share, assuming dilution (in dollars per share)	$ 0.76	$ 0.68	$ 0.44	$ 0.73	$ 0.43	$ 0.47	$ 0.68	$ 0.57	$ 2.60	$ 2.16	$ 2.08